Securities	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Securities
Note 2 - Securities

The amortized cost and estimated fair value of securities with gross unrealized gains and losses at December 31, 2011 and 2010 are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
December 31, 2011:
Available for Sale:
U.S. Government and agency obligations	$33,688	$179	$(15)	$33,852
Mortgage-backed securities - residential	30,578	525	(48)	31,055
SBA pools	3,444	59	-	3,503

	$67,710	$763	$(63)	$68,410
Held to Maturity:
Mortgage-backed securities - residential	$4,260	$160	$-	$4,420
State and Municipal securities	2,970	109	-	3,079

	$7,230	$269	$-	$7,499

December 31, 2010:
Available for Sale:
U.S. Government and agency obligations	$39,764	$32	$(460)	$39,336
Mortgage-backed securities - residential	28,882	539	(60)	29,361
SBA pools	3,886	51	-	3,937

	$72,532	$622	$(520)	$72,634
Held to Maturity:
Mortgage-backed securities - residential	$4,918	$182	$-	$5,100
State and Municipal securities	2,265	-	(60)	2,205

	$7,183	$182	$(60)	$7,305

Mortgage-backed securities consist of securities that are issued by Fannie Mae (“FNMA”), Freddie Mac (“FHLMC”), Ginnie Mae (“GNMA”), and Federal Farm Credit Bank (“FFCB”) and are collateralized by residential mortgages.

The amortized cost and estimated fair value by contractual maturity of debt securities at December 31, 2011 are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available for Sale		Held to Maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
	(In Thousands)

Due in one year or less	$-	$-	$-	$-
Due after one year through five years	2,500	2,537	1,623	1,648
Due after five years through ten years	14,373	14,461	1,347	1,431
Due after ten years	16,815	16,854	-	-
Mortgage-backed securities - residential	30,578	31,055	4,260	4,420
SBA pools	3,444	3,503	-	-

	$67,710	$68,410	$7,230	$7,499

There were $135,000 of gross realized gains and no losses on sales of securities available for sale in 2011 resulting from proceeds of $3,043,000. There were $165,000 of gross realized gains and no losses on sales of securities available for sale in 2010 resulting from proceeds of $8,552,000.

There were no realized gains or losses on sales of securities held to maturity in 2011. During 2010 there was a $10,000 gross realized loss on the sale of mortgage-backed securities held to maturity resulting from proceeds of $686,000. In accordance with accounting guidance, the Company was able to sell securities classified as held to maturity after the Company had already collected a substantial portion (at least 85%) of the principal outstanding at acquisition due either to prepayments or to scheduled principal and interest payments on the debt securities.

No securities were pledged to secure public deposits or for any other purpose required or permitted by law at December 31, 2011 and 2010.

The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
2011:
Available for Sale
U.S. Government and agency obligations	$6,059	$14	$1,300	$1	$7,359	$15
Mortgage-backed securities - residential	9,474	44	792	4	10,266	48

	$15,533	$58	$2,092	$5	$17,625	$63

2010:
Available for Sale
U.S. Government and agency obligations	$24,757	$460	$-	$-	$24,757	$460
Mortgage-backed securities - residential	8,387	60	-	-	8,387	60
Held to Maturity
State and Municipal securities	1,875	60	-	-	1,875	60

	$35,019	$580	$-	$-	$35,019	$580

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation.  Consideration is given to (1) the length of time and the extent to which the fair value has been less than the amortized cost basis, (2) the financial condition of the issuer (and guarantor, if any), and adverse conditions specifically related to the security, industry or geographic area, (3) failure of the issuer of the security to make scheduled interest or principal payments, (4) any changes to the rating of the security by a rating agency, and (5) the presence of credit enhancements, if any, including the guarantee of the federal government or any of its agencies.  In 2011 and 2010, the Company did not record an other-than-temporary impairment charge.

At December 31, 2011, six debt securities and seven mortgage-backed securities have been in a continuous unrealized loss position for less than twelve months.  There were two debt securities and one mortgage-backed security in a continuous unrealized loss position for more than twelve months. The debt securities and mortgage-backed securities were issued by U.S. government sponsored agencies. All are paying in accordance with their terms with no deferrals of interest or defaults.  Because the decline in fair value is attributable to changes in interest rates, not credit quality, and because management does not intend to sell and will not be required to sell these securities prior to recovery or maturity, no declines are deemed to be other-than-temporary.